Segment Reporting	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
13.	SEGMENT REPORTING
The following table presents revenue by the Group’s reportable segments:

	Hardware Revenue
	Stand Alone $’000	Distributed Chargers $’000	Other $’000	Total Hardware Revenue $’000	Service and Maintenance Revenue $’000	Software Revenue $’000	Total Revenue $’000
6 months ended December 31, 2021
Revenue	36,498	17,732	351	54,581	2,405	5	56,991
Cost of goods sold	(34,033)	(17,260)	(202)	(51,495)	(1,962)	—	(53,457)

Segment gross profit/(loss)	2,465	472	149	3,086	443	5	3,534

6 months ended December 31, 2022
Revenue	47,576	18,408	2,183	68,167	4,376	101	72,644
Cost of goods sold	(53,264)	(21,729)	(2,926)	(77,919)	(1,770)	—	(79,689)

Segment gross profit/(loss)	(5,688)	(3,321)	(743)	(9,752)	2,606	101	(7,045)

The Group assesses the performance and makes operating decisions on the basis of seven existing operating segments, which are aggregated into three reportable hardware segments, one service and maintenance segment and one software segment.
The hardware operating segments meet the qualitative criteria for aggregation in this manner as the operating segments that are aggregated into the stand alone segment have similar economic characteristics, are similar in nature and they have similar manufacture, distribution chains and customers. This is also the case for those operating segments that are aggregated into the ‘distributed chargers’ segment. Stand alone charging systems are single units. Distributed charging systems can have multiple user units all connected in the one system.
Other hardware products are managed as a single operating and reportable segment and are monitored by the Group’s Chief Operating Decision Making (CODM) in this way.
The Group believes the current method of segment reporting reflects both the way its business segments are currently managed and the way the performance of each segment is evaluated.
Service and maintenance revenue relates to commissioning, repair, maintenance, and training and is recognized when the service and/or maintenance has been provided, either over time or at a point in time. Software revenue relates to software services related to licenses and other software modules, such as preventative maintenance and site utilization. The Group does not monitor service and maintenance and software revenue as it is not considered a key part of the current business operations.
The CODM uses revenue and gross margin/loss to evaluate segment performance and allocate resources. The CODM does not evaluate operating segments using asset or liability information nor are there any other performance metrics or measures used to monitor the operations.
The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies and there are no inter-segment
revenues or costs.
In terms of concentration of customer risks, revenues from one customer in the distributed chargers segment represents approximately $11.2 million or 15% of the total amount (2021: $8.2 million or 14%).
The decline in the gross profit/ (loss) for the Hardware segment during the period ended December 31, 2022, as compared to the six months period ended December 31, 2021 was mainly on account of product/ customer mix, increase in freight costs and a general increase in headcount, rent and setup costs due to commissioning of the Tennessee factory.
The following table reconciles segment gross (loss) to loss from operations and a calculation of segment gross margin:

	Group
	6 months ended December 31, 2022 $’000	6 months ended December 31, 2021 $’000

Revenue	72,644	56,991
Cost of goods sold	(79,689)	(53,457)

Segment gross profit/(loss)	(7,045)	3,534
Selling, general and administration expense	(36,437)	(46,851)
Product development expense	(7,114)	(6,521)
Foreign currency (gain)/loss	102	152

Loss from operations	(50,494)	(49,686)

Segment gross profit/(loss)	(7,045)	3,534
Revenue	72,644	56,991

Segment gross margin	(9.7%)	6.2%

The Group has historically assessed segment performance on a measure of segment gross profit/(loss). Segment gross profit is calculated as Revenue less Cost of goods sold.
The following table presents the Group’s revenue by geographic area based on the entity that has entered the external contract to supply the product and services. The entity’s geographical area is based on the place of incorporation.

	Group
	6 months ended December 31, 2022 $’000	6 months ended December 31, 2021 $’000

Australia	9,876	5,745
United States	26,521	25,134
The Netherlands	36,247	26,112

Total revenue	72,644	56,991

The following table presents long-lived assets by geographic area on the same basis as detailed above:

	Group
	December 31, 2022 $’000	June 30, 2022 $’000
Australia	17,721	18,709
United States	16,900	16,290
The Netherlands	593	792

Total long-lived assets	35,214	35,791